Reclassification	12 Months Ended
Dec. 31, 2024
Reclassifications [Abstract]
Reclassification
2.	Reclassification

Certain prior year amounts were reclassified to conform to the current year’s presentation in the Company’s consolidated balance sheets. None of these reclassifications had an impact on reported consolidated statements of operation and comprehensive income for any of the periods presented.

	As previously reported at December 31, 2023	Adjustments Debit / (Credit)	As reclassed at December 31, 2023
Financial Statement caption
Current liabilities
Finance lease liabilities - current	$-	$52,041	$52,041
Borrowings – current	$111,192	$(52,041)	$59,151

Non-current liabilities
Finance lease liabilities - non-current	$-	$150,722	$150,722
Borrowings – non-current	$374,230	$(150,722)	$223,508